Derivative financial instruments and hedging activities - Summary of Fair Values of Derivative and Non-derivative Instruments Categorized by Hedging Relationships (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about hedges [line items]
Derivatives	$ 94,039	$ 95,023
Derivatives	90,238	92,127
Designated as hedging instruments in hedging relationships [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Derivatives	642	736
Derivatives	1,437	740
Designated as hedging instruments in hedging relationships [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
Derivatives	809	482
Derivatives	598	499
Designated as hedging instruments in hedging relationships [member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
Derivatives	13	41
Derivatives	28	246
Non-derivative instruments, liabilities	25,565	19,950
Not designated in hedging relationship [member]
Disclosure of detailed information about hedges [line items]
Derivatives	92,575	93,764
Derivatives	$ 88,175	$ 90,642